EQUITY INCENTIVE PLANS - Disclosure of outstanding deferred share units (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Incentive Plans [Abstract]
Number of shares issuable at beginning of period	658,300	472,600
DSUs Granted	204,664	185,700
DSUs Exercised/Released	(369,144)
Number of shares issuable at end of period	493,820	658,300